Net income per ordinary share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended
	March 31, 2022	March 31, 2021
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	81,463,303	52,811,460
Effect of dilutive share options and other awards outstanding under share based compensation programs	1,149,795	498,993
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	82,613,098	53,310,453

	Three Months Ended
	March 31, 2022	March 31, 2021
Net income per Ordinary Share attributable to the Group:
Basic	$1.37	$1.84
Diluted	$1.36	$1.82